Deferred Financing Costs (Remaining Amortization) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Finance Costs Future Amortization Expense [Abstract]
Deferred financing amortization - Year 1	$ 3,040,000
Deferred financing amortization - Year 2	3,040,000
Deferred financing amortization - Year 3	3,040,000
Deferred financing amortization - Year 4	3,040,000
Deferred financing amortization - Year 5	1,582,000
Thereafter	1,275,000
Net book value	$ 15,017,000	$ 14,417,000